6. STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
STOCKHOLDERS’ EQUITY

NOTE 5. STOCKHOLDERS’ EQUITY

Common Stock

On February 28, 2012, the Company increased the number of authorized shares of capital stock to 400,000,000, and the number of authorized shares of common stock to 395,000,000 (the “Share Increase”) and effected a one-for-eight reverse stock split (the “Reverse Split”). The Reverse Split did not reduce ownership of any stockholder holding at least 100 shares prior to the Reverse Split to less than 100 shares after the Reverse Split. Common stockholders holding positions between 101 to 799 shares prior to the Reverse Split were reduced to 100 shares. As a result, we expect to adjust the number of the Company’s outstanding shares slightly as information regarding the number of shares held in street name by beneficial owners is provided to the Company by the Depository Trust Company in the coming weeks. All per share amounts and calculations in this report reflect the reverse stock split and the Company’s best estimate of its outstanding shares.

On February 28, 2012, the Company issued 1,904,338 commons shares to Alexej Ladonnikov as payment in full for his 20% ownership of the Convertible Note ($200,000) and its related accrued interest ($28,521).

On February 28, 2012, the Company issued 7,274,812 common shares to DermaStar as payment in full for their 80% ownership of the Convertible Note ($800,000), its related accrued interest ($114,082) and $56,087 in accounts payable.

Preferred Stock

At March 31, 2012, the Company had 5,000,000 shares of preferred stock, $0.001 par value, authorized. The Company has designated a series of preferred stock as Series A Convertible with 10 shares designated, issued and outstanding.

NOTE 6. STOCKHOLDERS’ EQUITY

Preferred Stock

At December 31, 2011, the Company had 5,000,000 shares of preferred stock, $0.001 par value, authorized and 10 shares issued and outstanding.

On December 9, 2011, the Company filed a Certificate of Designation to its Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware (the “Certificate of Designation”), setting forth the rights and preferences of the Series A Preferred Stock.  Among other things, the Certificate of Designation (i) authorizes 10 shares of the Company’s preferred stock to be designated as “Series A Convertible Preferred Stock” (“Series A Preferred Stock”); (ii) grants the holders of the Series A Preferred Stock the right to convert into the Company’s Common Stock at a conversion price of approximately $0.013336, as adjusted; (iii) grants a liquidation preference of $10,000 per share of Series A Preferred Stock; (iv) provides that the holders of Series A Preferred Stock shall vote with the holders of the Company’s common stock on an “as converted basis”; and (v) provides that the affirmative vote of a majority of the outstanding shares of the Series A Preferred Stock is required to approve certain other corporate matters including, among other things, changes to the rights of the holders of the Series A Preferred Stock, amendments to the Company’s Certificate of Incorporation or Bylaws, issuance of priority or parity securities, issuance of debt securities, entry into certain fundamental transactions and increase or decrease the size of the Board of Directors of the Company.

In partial consideration for and in connection with the Line of Credit Agreement described in Note 5, on November 21, 2011, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with DermaStar, pursuant to which the Company agreed to issue 10 shares of newly-designated Series A Preferred Stock to DermaStar for an aggregate purchase price of $100,000.   The Purchase Agreement, as amended, became effective on December 9, 2011, in connection with the dismissal of the Chapter 11 Case by the Bankruptcy Court.  On December 12, 2011, the Company and DermaStar consummated the transactions contemplated by the Purchase Agreement.  On December 31, 2011 and made effective November 21, 2011, the Company entered into a First Amendment to Securities Purchase Agreement (the “Amendment”). Pursuant to the terms of the Amendment, DermaStar agreed not to convert more than 5 shares of Series A Preferred Stock into common stock until such time as the Company has a sufficient number of authorized shares of common stock to enable the conversion of all ten shares of Series A Preferred Stock held by DermaStar. The five shares of preferred stock can be converted into 7,498,500 shares of common stock, which represents approximately 65% of the capital stock of the Company on an as-converted basis.

The Company recorded a beneficial conversion feature of $100,000 to the preferred share purchase and recorded a preferred stock discount. As the preferred shares do not have a stated redemption date, the associated discount was amortized from the date of issuance to the earliest possible conversion date, which is the date of issuance and recognized as a deemed dividend to the preferred stockholders using the effective yield method. Accordingly, the Company recorded non-cash accretion of preferred stock deemed dividend totaling $100,000 in 2011, which represents an increase to reported net loss in arriving at net loss attributable to common stockholders and additional paid-in capital by a corresponding $100,000. The non-cash accretion of the preferred stock deemed dividend does have an effect on net loss or cash flows for the year ended December 31, 2011.

Upon issuance of the Series A Preferred Stock, DermaStar, and its members individually, became control persons of the Company. Also Dr. Robert J. Kammer, a director of the Company, and Mark L. Baum, Esq., Executive Chairman of the Company, are managing members and partial owners of DermaStar.

Common Stock

The following is a summary of common stock and capital contribution transactions from inception through December 31, 2011:

-	In fiscal year 1998, the Company recorded capital contributions of $100,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-	In fiscal year 1999, the Company recorded capital contributions of $200,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-	In fiscal year 2000, the Company issued 117,188 shares of common stock at a price of $0.0512 per share for proceeds of $6,000. Also, recorded capital contributions of $200,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-	In fiscal year 2001, the Company recorded capital contributions of $200,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-	In fiscal year 2002, the Company recorded capital contributions of $200,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

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In fiscal year 2003, the Company recorded capital contributions of $200,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

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In fiscal year 2004, the Company recorded capital contributions of $400,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

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In fiscal year 2005, the Company issued 308,594 shares of common stock at a price of $0.0512 per share for gross proceeds of $15,800 for common stock purchases and stock option exercises. The Company received additional capital contributions in cash of $14,200 from the Company’s stockholders and recorded capital contributions of $400,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

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In fiscal year 2006, the Company issued 46,875 shares of common stock at a price of $0.0512 per share for gross proceeds of $2,400. The Company received additional capital contributions in cash of $48,600 from the Company’s stockholders and recorded capital contributions of $400,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-	Prior to the Merger during fiscal year 2007, the Company issued 498,047 shares of its common stock at a price of $0.0512 per share for proceeds of $25,750, which includes the issuance of 31,250 shares upon the exercise of a warrant and 7,813 shares upon exercise of stock options. Also, prior to the Merger, the Company received capital contributions of $105,907 from the Company’s stockholders and recorded capital contributions of $175,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-	Prior to the Merger during fiscal year 2007, the Company recorded additional paid-in capital of $241,701 related to the forgiveness of Stockholders’ Notes (see Note 5).

-	In August 2007, the Company issued a restricted stock grant to an executive of the Company for 195,313 shares of the Company’s common stock.

-	In connection with the Merger in 2007, 231,249 of Imprimis common shares remained outstanding (see Note 3).

-	Concurrent with the Merger in 2007, the Company sold 258,979 shares of common stock for net proceeds of $3,837,791 ($4,143,667 gross) through a private placement (the “Private Placement”). In addition, the investors received warrants to purchase 64,745 shares of common stock for a period of five years at a cash and cashless exercise price of $32.00 and $40.00 per share, respectively. In connection with the Private Placement, the Company incurred placement agent fees and other related expenses totaling $342,105 (of which $36,229 was paid in fiscal year 2008 and netted with the 2008 private placement discussed below) and issued warrants to purchase up to 33,750 shares of common stock for a period of three years at cash and cashless exercise price of $32.00 and $40.00 per share, respectively.

-	Concurrent with the Merger in 2007, the Company issued 191,272 shares of common stock related to the conversion of the 2007 Notes and accrued interest of $1,530,177 (see Note 5). Also, the Company recorded a debt discount of $1,530,177 related to the 2007 Notes (see Note 5).

-	In September 2007, the Company entered into three, one-year consulting agreements with three separate firms to provide services related to investor communications. In the aggregate, 34,375 shares of common stock were issued in accordance with the terms of the agreements along with a warrant to purchase 2,344 shares of common stock for a period of five years at a cash and cashless exercise price of $32.00 and $40.00, respectively. The fair value of the stock and warrants were valued at $550,000. The estimated costs of the consulting agreements, including the stock, warrants and non-refundable fee were amortized over the one-year terms.

-	On May 12, 2008, the Company sold 227,273 shares of common stock for net proceeds of $3,941,301 ($4,000,000 gross) through a follow-on private placement (the “Follow-on Private Placement”) to accredited investors. In addition, the investors received warrants to purchase 28,409 shares of common stock for a period of five years at a cash and cashless exercise price of $35.20 and $44.00 per share, respectively. In connection with the Follow-On Private Placement, the Company incurred expenses of $22,470, which was recorded as a reduction of additional paid-in capital, and the gross proceeds were also netted with $36,229 related to the 2007 private placement that was paid in 2008.

-	In 2008, in connection with the termination of certain consulting agreements entered into in 2007 and 2008, 10,321 shares of common stock were forfeited at a value that was reversed of $135,136. The Company also decreased additional paid-in capital and consulting expense by $70,000 because of the remeasurement of certain consulting agreements. Additionally, during 2008, the Company entered into an agreement with an investor relations firm (“IR Firm”). Pursuant to the agreement with the IR Firm, the Company issued 8,583 shares of common stock during 2008 at a value of $85,833. In a separate agreement, the Company entered into a consulting agreement in which the Company issued a three-year warrant to purchase 625 shares of the Company’s common stock at a cash and cashless price of $16.00 per share. The fair value of the warrant, determined based on the Black-Scholes pricing model, was valued at $1,310. The net amount of shares forfeited during 2008 from consulting agreements and the IR Firm was (13,901) and the net expense reversed and charged to additional paid-in capital was ($117,993).

-	On November 21, 2008, the Company issued a restricted stock grant to a director of the Company for 3,125 shares of the Company’s common stock. The restricted stock grant vested over a one-year period.

-	During 2009, in connection with the agreement with the IR Firm, the Company issued 5,722 shares of common stock valued at $50,356. In a separate agreement, the Company entered into a consulting agreement in which the Company issued a stock option to purchase 6,250 shares of the Company’s common stock at an exercise price of $7.92 per share. The fair value of the option, determined based on the Black-Scholes pricing model, was recorded as $14,434. In another agreement, the Company entered into a consulting agreement in which the Company issued stock options to purchase 5,938 shares of the Company’s common stock at an exercise price of $12.80 per share. The fair value of the options, determined based on the Black-Scholes pricing model, was recorded at $56,665. The total value of common stock, warrants and options recorded during 2009 was $121,455.

-	In August 2009, the Company issued 6,250 shares of common stock at a price of $7.92 per share for gross proceeds of $49,500 for stock option exercises.

-	In June 2010, the Company entered into two separate agreements with an investor relations firm and a financial advisory services firm (collectively “the firms”) in order to provide certain investor relations and advisory services to the Company for a period of one year. In exchange for such services, the Company issued 25,000 shares, in the aggregate, of its unregistered common stock, of which all shares were nonforfeitable (valued at $208,000 and recorded as prepaid consulting fees upon issuance) to the firms as a prepayment of services to be received over a three-month period. The Company agreed to suspend the services related to these agreements, therefore, at this time no additional shares of common stock will be issued to the firms. For the year ended December 31, 2010, the Company recorded stock-based compensation related to the stock of $208,000. On August 13, 2010, the Company entered into a consulting agreement in which the Company issued stock options to purchase 201,217 shares of the Company’s common stock at an exercise price of $8.56 per share (see Note 7). The fair value of the options, determined based on the Black-Scholes pricing model, was recorded at $132,300. In September 2010, the Company entered an agreement with an investor relations firm in order to provide certain investor relations services to the Company for a period of six months. In exchange for such services, the Company issued 3,750 shares, in the aggregate, of its unregistered common stock, of which all shares were nonforfeitable (valued at $27,600 and recorded as prepaid consulting fees upon issuance) to the investor relations firm as a prepayment of services to be received for the initial three-month period of the agreement. The agreement was terminated by the Company during November 2010. For the year ended December 31, 2010, the Company recorded stock-based compensation related to the restricted stock of $27,600. The total number of shares issued to consultants during 2010 was 230,000 and the total value of common stock and options issued to consultants during 2010 was $367,900.

-	On October 20, 2010, the Company appointed John N. Bonfiglio, Ph.D. as Chief Executive Officer and President of the Company. Dr. Bonfiglio was also appointed as a director on the Company’s Board. The Board granted Dr. Bonfiglio a stock option for 50,000 shares of common stock and issued 6,250 shares of restricted common stock in accordance with the Company’s 2007 Incentive Stock and Awards Plan. The stock option and the restricted common stock vested as follows: 25% of the option shares and the restricted stock vested immediately upon grant, with the balance of the option shares and the restricted stock vesting in equal monthly installments over the next 36 months beginning 30 days after the grant date. The restricted stock was valued at $6.40 per share, the reported closing price of the Company’s common stock on October 20, 2010. For the year ended December 31, 2010, the Company recorded stock-based compensation expense related to the issuance and partial vesting of the restricted stock award of $12,083.

-	On May 13, 2011, the Board accepted the resignation of Dr. Bonfiglio, Ph.D. as Chief Executive Officer and President of the Company and as a director on the Board. As a result of Dr. Bonfiglio’s resignation, of the 6,250 shares of restricted stock awarded to him, 2,344 shares had vested and 3,906 shares were returned to treasury and cancelled effective his date of resignation. For the year ended December 31, 2011, the Company recorded stock-based compensation expense related to the issuance and partial vesting of the restricted stock award of $3,332.

-	On October 5, 2011, the Company issued 37,500 stock options to former employees, valued at $11,400 (see Note 7).

For the year ended December 31, 2011, the Company recorded $177,421 of stock-based compensation expense for employee options, $11,400 of compensation expense to employees paid in stock options in lieu of cash and $3,332 of stock-based compensation expense related to the vesting of restricted stock (total expense of $192,153). For the year ended December 31, 2010, the Company recorded $535,812 of stock-based compensation expense for employee options, $12,083 of stock-based compensation expense related to the vesting of restricted stock, $132,300 of expense for stock options issued for consulting services (total expense of $680,195 related to stock options and restricted stock for employees and consultants) and $235,600 of expense for stock issued for consulting services. For the period from Inception through December 31, 2011, the Company recorded stock-based compensation expense for employees, directors and consultants of $2,128,816, respectively, for options and restricted stock granted and vested. The expense for options and restricted stock issued to employees and consultants included in selling, general and administrative expenses and research and development expenses for the years ended December 31, 2011 and 2010 and the period from inception through December 31, 2011 is $154,399 and $37,754, $579,592 and $100,603, and $1,514,145, and $614,671, respectively. For the years ended December 31, 2011 and 2010 and for the period from Inception through December 31, 2011, the Company amortized $0, $235,600 and $807,608, respectively, of prepaid consulting fees which is included as part of selling, general and administrative expenses.